Concentrations, Risks and Uncertainties (Tables)	6 Months Ended
Apr. 30, 2023
Risks and Uncertainties [Abstract]
Schedule of Concentration on Sales Revenues Generated by Customers Type Comprised	The concentration on sales revenues generated by customers type comprised of the following:
	Six Months Ended
	April 30, 2023		April 30, 2022
Third party sales revenues	884,083	93%	2,724,048	66%
Related party sales revenues	-	-%	484,543	12%
Third party franchise revenues	-	-%	850,649	21%
Related party franchise revenues	41,802	4%	50,496	1%
Third party other revenues	28,149	3%	-	-%
Related party other revenues	-	-%	-	-%
Total	954,034	100%	4,109,736	100%

Schedule of Concentration of Sales Revenues Generated by Third-Party Customers Comprised	The concentration of sales revenues generated by third-party customers comprised of the following:
	Six Months Ended
	April 30, 2023		April 30, 2022
Customer A	88,189	10%	-	-%
Customer B	166,337	18%	-	-%
Customer C	270,120	29%	-	-%
Customer D	140,275	15%	-	-%
Customer E	-	%	742,374	27%
Customer F	-	%	508,306	19%
Customer G	-	%	310,690	11%
Customer H	-	%	309707	11%
Total	664,921	72%	1,871,077	69%